FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 118
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value and NAV
Fair Value Measurements as of December 31, 2025 (in thousands)

	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stock of International Paper Company	$35,442	$—	$—	$35,442
Equities	180,229	834,006	—	1,014,235
Fixed income	—	324,634	402	325,036
Derivatives	—	—	209	209
Cash and cash equivalents	8,507	—	—	8,507
Securities lending collateral
Interest bearing cash	3,421	—	—	3,421
Non-cash	—	1,184	—	1,184
Self-directed brokerage accounts	30,454	143	—	30,597
Total assets in fair value hierarchy	$258,053	$1,159,967	$611	$1,418,631
Investments measured at net asset value (a)	—	—	—	14,236
Total investments at fair value	$258,053	$1,159,967	$611	$1,432,867
(a) In accordance with Subtopic 820-10, Fair Value Measurements and Disclosures, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.
Fair Value Measurements as of December 31, 2024 (in thousands)

	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stock of International Paper Company	$52,025	$—	$—	$52,025
Equities	220,467	799,571	—	1,020,038
Fixed income	—	266,142	534	266,676
Derivatives	—	—	376	376
Cash and cash equivalents	17,095	—	—	17,095
Securities lending collateral
Interest bearing cash	6,190	—	—	6,190
Non-cash	—	1,269	—	1,269
Self-directed brokerage accounts	31,753	134	—	31,887
Total assets in fair value hierarchy	$327,530	$1,067,116	$910	$1,395,556
Investments measured at net asset value (a)	—	—	—	15,053
Total investments at fair value	$327,530	$1,067,116	$910	$1,410,609
(a) In accordance with Subtopic 820-10, Fair Value Measurements and Disclosures, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.
The following table summarizes Master Trust investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024, respectively (in thousands). There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Master Trust.

	2025 Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Real estate funds	$14,236	N/A	Quarterly	30 days

	2024 Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Real estate funds	$15,053	N/A	Quarterly	30 days